Other Assets (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Line Items]
Available for sale securities		$ 4.5	$ 4.9
Deferred income taxes-non-current		250.0	271.9
Other		228.1	230.1
Total	$ 464.7	$ 482.6	$ 506.9